Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000261123
Shareholder Report [Line Items]
Fund Name	VanEck Alternative Asset Manager ETF
Class Name	VanEck Alternative Asset Manager ETF
Trading Symbol	GPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Alternative Asset Manager ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Alternative Asset Manager ETF	$18	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.40%	[1]
AssetsNet	$ 179,703,936
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 240,829
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$179,703,936 Number of Portfolio Holdings20 Portfolio Turnover Rate18% Management Fees Paid$240,829
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Financials		99.9%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Blackstone, Inc.	12.6%
Brookfield Corp.	11.5%
KKR & Co., Inc.	10.4%
Apollo Global Management, Inc.	8.2%
Brookfield Asset Management Ltd.	6.9%
Ares Management Corp.	4.5%
EQT AB	4.5%
Partners Group Holding AG	4.5%
Carlyle Group, Inc.	4.5%
ICG PLC	4.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105864
Shareholder Report [Line Items]
Fund Name	VanEck Biotech ETF
Class Name	VanEck Biotech ETF
Trading Symbol	BBH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[2]
AssetsNet	$ 371,592,960
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 654,527
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$371,592,960 Number of Portfolio Holdings25 Portfolio Turnover Rate12% Management Fees Paid$654,527
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Life Sciences Tools & Services		12.7%
Biotechnology		87.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Gilead Sciences, Inc.	14.6%
Amgen, Inc.	14.5%
Vertex Pharmaceuticals, Inc.	8.1%
Regeneron Pharmaceuticals, Inc.	7.5%
Argenx SE	5.3%
Insmed, Inc.	4.6%
IQVIA Holdings, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	4.1%
Natera, Inc.	4.0%
United Therapeutics Corp.	3.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000234997
Shareholder Report [Line Items]
Fund Name	VanEck Commodity Strategy ETF
Class Name	VanEck Commodity Strategy ETF
Trading Symbol	PIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$34	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.55%	[3]
AssetsNet	$ 191,315,166
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 240,687
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$191,315,166 Number of Portfolio Holdings31 Portfolio Turnover Rate-% Management Fees Paid$240,687
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		6.7%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 7.2%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on futures contracts of 7.2%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000259589
Shareholder Report [Line Items]
Fund Name	VanEck Communication Services TruSector ETF
Class Name	VanEck Communication Services TruSector ETF
Trading Symbol	TRUC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Communication Services TruSector ETF (the "Fund") for the period February 18, 2026 (inception of Fund) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Communication Services TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full period would be higher than the amount shown.
Footnote(c)	Annualized

Expenses Paid, Amount	$ 1	[4]
Expense Ratio, Percent	0.10%	[5]
AssetsNet	$ 35,011,016
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 975
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,011,016 Number of Portfolio Holdings9 Portfolio Turnover Rate-% Management Fees Paid$975
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Communication Services		39.9%
Exchange Traded Fund		59.9%

Largest Holdings [Text Block]

Holdings  (% of Total Net Assets)

Table Summary
State Street Communication Services Select Sector SPDR ETF	59.9%
Alphabet, Inc. Class A	14.5%
Meta Platforms, Inc.	10.4%
Alphabet, Inc. Class C	9.9%
Netflix, Inc.	3.6%
Verizon Communications, Inc.	0.6%
Walt Disney Co.	0.6%
AT&T, Inc.	0.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000259590
Shareholder Report [Line Items]
Fund Name	VanEck Consumer Discretionary TruSector ETF
Class Name	VanEck Consumer Discretionary TruSector ETF
Trading Symbol	TRUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Consumer Discretionary TruSector ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Consumer Discretionary TruSector ETF	$5	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[6]
AssetsNet	$ 21,598,764
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,447
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,598,764 Number of Portfolio Holdings49 Portfolio Turnover Rate37% Management Fees Paid$8,447
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		47.7%
Exchange Traded Fund		52.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
State Street Consumer Discretionary Select Sector SPDR ETF	52.2%
Amazon.com, Inc.	24.5%
Tesla, Inc.	8.9%
The Home Depot, Inc.	2.8%
McDonald's Corp.	1.6%
Booking Holdings, Inc.	1.0%
The TJX Companies, Inc.	0.9%
Lowe's Companies, Inc.	0.6%
Starbucks Corp.	0.5%
AutoZone, Inc.	0.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000057274
Shareholder Report [Line Items]
Fund Name	VanEck Digital Native Economy ETF
Class Name	VanEck Digital Native Economy ETF
Trading Symbol	GENZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Digital Native Economy ETF (the "Fund") (formerly known as VanEck Gaming ETF) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Native Economy ETF	$27	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.61%	[7]
AssetsNet	$ 17,260,050
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 13,888
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,260,050 Number of Portfolio Holdings35 Portfolio Turnover Rate11% Management Fees Paid$13,888
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		13.4%
Consumer Discretionary		86.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Aristocrat Leisure Ltd.	8.1%
VICI Properties, Inc.	8.1%
Flutter Entertainment PLC	6.8%
Las Vegas Sands Corp.	6.7%
Gaming and Leisure Properties, Inc.	5.3%
DraftKings, Inc.	5.3%
Galaxy Entertainment Group Ltd.	4.9%
Evolution AB	4.7%
Lottomatica Group Spa	4.5%
Wynn Resorts Ltd.	4.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000226517
Shareholder Report [Line Items]
Fund Name	VanEck Digital Transformation ETF
Class Name	VanEck Digital Transformation ETF
Trading Symbol	DAPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$22	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.52%	[8]
AssetsNet	$ 275,188,716
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 822,919
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$275,188,716 Number of Portfolio Holdings22 Portfolio Turnover Rate24% Management Fees Paid$822,919
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		4.1%
Financials		32.0%
Information Technology		63.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Block, Inc.	8.3%
Coinbase Global, Inc.	7.8%
Circle Internet Group, Inc.	6.6%
BitMine Immersion Technologies, Inc.	6.3%
IREN Ltd.	5.9%
Applied Digital Corp.	5.1%
Figure Technology Solutions, Inc.	5.0%
MARA Holdings, Inc.	4.8%
Terawulf, Inc.	4.8%
Hut 8 Corp.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000202548
Shareholder Report [Line Items]
Fund Name	VanEck Durable High Dividend ETF
Class Name	VanEck Durable High Dividend ETF
Trading Symbol	DURA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[9]
AssetsNet	$ 39,352,451
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 63,303
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$39,352,451 Number of Portfolio Holdings70 Portfolio Turnover Rate19% Management Fees Paid$63,303
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.4%
Materials		2.0%
Industrials		5.9%
Information Technology		6.5%
Consumer Discretionary		6.9%
Utilities		7.0%
Financials		8.5%
Communication Services		9.8%
Health Care		15.3%
Energy		15.9%
Consumer Staples		21.8%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Exxon Mobil Corp.	5.6%
Chevron Corp.	5.4%
Merck & Co., Inc.	5.0%
Verizon Communications, Inc.	4.9%
AT&T, Inc.	4.9%
The Coca-Cola Co.	4.7%
Philip Morris International, Inc.	4.7%
PepsiCo, Inc.	4.4%
Bank of America Corp.	4.3%
Altria Group, Inc.	4.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000161562
Shareholder Report [Line Items]
Fund Name	VanEck Energy Income ETF
Class Name	VanEck Energy Income ETF
Trading Symbol	EINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[10]
AssetsNet	$ 142,912,572
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 197,857
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$142,912,572 Number of Portfolio Holdings31 Portfolio Turnover Rate4% Management Fees Paid$197,857
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Utilities		4.4%
Energy		95.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Enbridge, Inc.	7.9%
The Williams Companies, Inc.	7.7%
Kinder Morgan, Inc.	7.0%
Cheniere Energy, Inc.	6.7%
TC Energy Corp.	6.3%
ONEOK, Inc.	5.7%
Targa Resources Corp.	5.2%
Energy Transfer LP	4.5%
Enterprise Products Partners LP	4.5%
Pembina Pipeline Corp.	4.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000037683
Shareholder Report [Line Items]
Fund Name	VanEck Environmental Services ETF
Class Name	VanEck Environmental Services ETF
Trading Symbol	EVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[11]
AssetsNet	$ 93,134,102
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 176,611
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$93,134,102 Number of Portfolio Holdings26 Portfolio Turnover Rate44% Management Fees Paid$176,611
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Staples		5.2%
Materials		8.4%
Utilities		8.5%
Industrials		78.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Waste Management, Inc.	8.0%
Ecolab, Inc.	7.9%
Waste Connections, Inc.	7.0%
Republic Services, Inc.	6.5%
Veolia Environnement SA	6.2%
Xylem, Inc.	5.5%
Darling Ingredients, Inc.	5.2%
Veralto Corp.	5.0%
Core & Main, Inc.	4.7%
Clean Harbors, Inc.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000252161
Shareholder Report [Line Items]
Fund Name	VanEck Fabless Semiconductor ETF
Class Name	VanEck Fabless Semiconductor ETF
Trading Symbol	SMHX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[12]
AssetsNet	$ 151,709,776
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 287,353
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,709,776 Number of Portfolio Holdings22 Portfolio Turnover Rate5% Management Fees Paid$287,353
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Application Software		9.1%
Semiconductors		90.8%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
NVIDIA Corp.	19.3%
Broadcom, Inc.	14.0%
ARM Holdings PLC	5.8%
Advanced Micro Devices, Inc.	5.1%
Marvell Technology, Inc.	5.1%
Qualcomm, Inc.	5.0%
Monolithic Power Systems, Inc.	4.7%
Synopsys, Inc.	4.7%
Cadence Design Systems, Inc.	4.4%
Lattice Semiconductor Corp.	4.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000170115
Shareholder Report [Line Items]
Fund Name	VanEck Long/Flat Trend ETF
Class Name	VanEck Long/Flat Trend ETF
Trading Symbol	LFEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Long/Flat Trend ETF	$27	0.55%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[13]
AssetsNet	$ 25,839,412
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 31,756
InvestmentCompanyPortfolioTurnover	0.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$25,839,412
  Number of Portfolio Holdings1
  Portfolio Turnover Rate0%Footnote Reference(a)
  Management Fees Paid$31,756
Footnote	Description
Footnote(a)	Amount represents less than 0.5%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Exchanged Traded Fund		99.8%

Largest Holdings [Text Block]	Holdings (% of Total Net Assets)
Table Summary
Vanguard S&P 500 ETF	99.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000204594
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Global Wide Moat ETF
Class Name	VanEck Morningstar Global Wide Moat ETF
Trading Symbol	MOTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$25	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%	[15]
AssetsNet	$ 16,625,729
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,625,729 Number of Portfolio Holdings75 Portfolio Turnover Rate38% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Materials		1.1%
Communication Services		6.4%
Financials		7.6%
Consumer Discretionary		10.5%
Information Technology		12.8%
Health Care		16.3%
Consumer Staples		17.6%
Industrials		27.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
BAE Systems PLC	2.3%
Bristol-Myers Squibb Co.	2.2%
GSK PLC	2.2%
Ambev SA	2.2%
Thales SA	2.2%
SF Holding Co. Ltd.	2.1%
Hensoldt AG	2.1%
US Bancorp	2.1%
ASX Ltd.	2.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000155517
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar International Moat ETF
Class Name	VanEck Morningstar International Moat ETF
Trading Symbol	MOTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[16]
AssetsNet	$ 184,257,470
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 467,081
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$184,257,470 Number of Portfolio Holdings47 Portfolio Turnover Rate37% Management Fees Paid$467,081
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Financials		3.7%
Communication Services		7.2%
Materials		8.0%
Information Technology		8.2%
Consumer Discretionary		13.4%
Health Care		15.0%
Consumer Staples		21.3%
Industrials		23.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Symrise AG	2.8%
Ambev SA	2.8%
JD.com, Inc.	2.8%
Thales SA	2.8%
SF Holding Co. Ltd.	2.7%
Unicharm Corp.	2.7%
Hensoldt AG	2.7%
DSM-Firmenich AG	2.7%
Wuliangye Yibin Co. Ltd.	2.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000237985
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar SMID Moat ETF
Class Name	VanEck Morningstar SMID Moat ETF
Trading Symbol	SMOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[17]
AssetsNet	$ 319,356,075
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 796,381
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$319,356,075 Number of Portfolio Holdings114 Portfolio Turnover Rate47% Management Fees Paid$796,381
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		2.3%
Real Estate		2.4%
Utilities		3.1%
Energy		5.1%
Consumer Staples		8.4%
Financials		8.7%
Consumer Discretionary		9.4%
Materials		11.9%
Information Technology		13.5%
Industrials		16.4%
Health Care		18.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Devon Energy Corp.	1.7%
Akamai Technologies, Inc.	1.6%
SLB Ltd.	1.6%
Albemarle Corp.	1.6%
Corteva, Inc.	1.6%
Royalty Pharma PLC	1.5%
DuPont de Nemours, Inc.	1.5%
Marvell Technology, Inc.	1.4%
Mondelez International, Inc.	1.4%
Cigna Group	1.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112255
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat ETF
Class Name	VanEck Morningstar Wide Moat ETF
Trading Symbol	MOAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[18]
AssetsNet	$ 11,601,414,334
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 28,748,757
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,601,414,334 Number of Portfolio Holdings58 Portfolio Turnover Rate31% Management Fees Paid$28,748,757
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.1%
Communication Services		2.3%
Consumer Discretionary		7.6%
Financials		7.6%
Health Care		18.1%
Consumer Staples		18.4%
Industrials		19.3%
Information Technology		25.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bristol-Myers Squibb Co.	2.9%
Mondelez International, Inc.	2.8%
Constellation Brands, Inc.	2.7%
Kenvue, Inc.	2.7%
Airbnb, Inc.	2.6%
Zoetis, Inc.	2.6%
Brown-Forman Corp.	2.6%
Zimmer Biomet Holdings, Inc.	2.6%
Fortinet, Inc.	2.6%
Clorox Co.	2.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000245438
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Value ETF
Class Name	VanEck Morningstar Wide Moat Value ETF
Trading Symbol	MVAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[19]
AssetsNet	$ 6,219,004
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,219,004 Number of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		4.0%
Consumer Discretionary		6.3%
Information Technology		8.3%
Financials		8.3%
Industrials		16.7%
Health Care		25.3%
Consumer Staples		31.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bristol-Myers Squibb Co.	4.9%
Constellation Brands, Inc.	4.6%
United Parcel Service, Inc.	4.6%
Kenvue, Inc.	4.5%
Brown-Forman Corp.	4.5%
Zimmer Biomet Holdings, Inc.	4.4%
Clorox Co.	4.4%
Danaher Corp.	4.1%
Campbell's Company	3.7%
GE HealthCare Technologies, Inc.	3.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105867
Shareholder Report [Line Items]
Fund Name	VanEck Pharmaceutical ETF
Class Name	VanEck Pharmaceutical ETF
Trading Symbol	PPH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[20]
AssetsNet	$ 1,244,271,052
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,095,390
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,244,271,052 Number of Portfolio Holdings26 Portfolio Turnover Rate4% Management Fees Paid$2,095,390
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.6%
Biotechnology		4.1%
Health Care Distributors		8.0%
Pharmaceuticals		87.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Eli Lilly & Co.	18.6%
Novartis AG	10.8%
Merck & Co., Inc.	9.7%
Pfizer, Inc.	5.2%
Novo Nordisk A/S	4.8%
Sanofi SA	4.7%
Bristol-Myers Squibb Co.	4.6%
GSK PLC	4.6%
AstraZeneca PLC	4.4%
Johnson & Johnson	4.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000195523
Shareholder Report [Line Items]
Fund Name	VanEck Real Assets ETF
Class Name	VanEck Real Assets ETF
Trading Symbol	RAAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Real Assets ETF	$19	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[21]
AssetsNet	$ 733,674,858
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 546,980
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$733,674,858 Number of Portfolio Holdings17 Portfolio Turnover Rate14% Management Fees Paid$546,980
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Gold and Gold Equities		24.2%
Income Assets		25.6%
Resource Assets		50.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
VanEck Commodity Strategy ETF	22.2%
VanEck Merk Gold ETF	21.1%
Global X US Infrastructure Development ETF	10.3%
VanEck Energy Income ETF	8.9%
State Street Energy Select Sector SPDR ETF	7.2%
VanEck Natural Resources ETF	4.2%
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	3.7%
iShares Global Industrials ETF	3.5%
State Street Materials Select Sector SPDR ETF	3.4%
State Street Utilities Select Sector SPDR ETF	3.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105868
Shareholder Report [Line Items]
Fund Name	VanEck Retail ETF
Class Name	VanEck Retail ETF
Trading Symbol	RTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[22]
AssetsNet	$ 248,876,955
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 448,947
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$248,876,955 Number of Portfolio Holdings26 Portfolio Turnover Rate4% Management Fees Paid$448,947
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		2.8%
Health Care		14.0%
Consumer Staples		28.9%
Consumer Discretionary		54.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Amazon.com, Inc.	20.2%
Walmart, Inc.	12.0%
Costco Wholesale Corp.	8.7%
The TJX Companies, Inc.	5.2%
The Home Depot, Inc.	4.8%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	4.4%
McKesson Corp.	4.3%
CVS Health Corp.	4.1%
Ross Stores, Inc.	3.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000240884
Shareholder Report [Line Items]
Fund Name	VanEck Robotics ETF
Class Name	VanEck Robotics ETF
Trading Symbol	IBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[23]
AssetsNet	$ 57,013,819
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 87,613
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$57,013,819 Number of Portfolio Holdings66 Portfolio Turnover Rate11% Management Fees Paid$87,613
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.4%
Health Care		1.1%
Consumer Discretionary		2.8%
Energy		2.9%
Industrials		41.8%
Information Technology		51.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
ASML Holding N.V.	5.9%
ABB Ltd.	5.5%
Keyence Corp.	5.0%
Emerson Electric Co.	4.8%
NVIDIA Corp.	4.7%
Autodesk, Inc.	4.0%
Rockwell Automation, Inc.	3.6%
TechnipFMC PLC	2.9%
Denso Corp.	2.8%
FANUC Corp.	2.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105869
Shareholder Report [Line Items]
Fund Name	VanEck Semiconductor ETF
Class Name	VanEck Semiconductor ETF
Trading Symbol	SMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[24]
AssetsNet	$ 41,367,133,929
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 68,913,912
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$41,367,133,929 Number of Portfolio Holdings26 Portfolio Turnover Rate6% Management Fees Paid$68,913,912
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Application Software		4.9%
Semiconductor Materials & Equipment		20.3%
Semiconductors		74.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
NVIDIA Corp.	19.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Broadcom, Inc.	7.8%
ASML Holding N.V.	5.0%
KLA Corp.	4.7%
Analog Devices, Inc.	4.7%
Advanced Micro Devices, Inc.	4.7%
Texas Instruments, Inc.	4.6%
Lam Research Corp.	4.6%
Applied Materials, Inc.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000225680
Shareholder Report [Line Items]
Fund Name	VanEck Social Sentiment ETF
Class Name	VanEck Social Sentiment ETF
Trading Symbol	BUZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$34	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%	[25]
AssetsNet	$ 86,328,181
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 419,011
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$86,328,181 Number of Portfolio Holdings76 Portfolio Turnover Rate103% Management Fees Paid$419,011
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		1.3%
Consumer Staples		1.6%
Energy		1.9%
Health Care		4.5%
Industrials		5.2%
Financials		11.4%
Communication Services		13.7%
Consumer Discretionary		15.5%
Information Technology		45.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Netflix, Inc.	3.3%
Amazon.com, Inc.	3.2%
Nebius Group NV	3.1%
Palantir Technologies, Inc.	3.0%
NVIDIA Corp.	3.1%
AST SpaceMobile, Inc.	3.1%
GameStop Corp.	3.0%
Tesla, Inc.	3.0%
Microsoft Corp.	2.9%
SoFi Technologies, Inc.	2.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000259588
Shareholder Report [Line Items]
Fund Name	VanEck Technology TruSector ETF
Class Name	VanEck Technology TruSector ETF
Trading Symbol	TRUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Technology TruSector ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Technology TruSector ETF	$5	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
AssetsNet	$ 65,302,120
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 27,295
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$65,302,120 Number of Portfolio Holdings74 Portfolio Turnover Rate12% Management Fees Paid$27,295
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Exchange Traded Fund		39.6%
Information Technology		60.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
State Street Technology Select Sector SPDR ETF	39.6%
NVIDIA Corp.	17.2%
Apple, Inc.	15.2%
Microsoft Corp.	11.1%
Broadcom, Inc.	5.9%
Micron Technology, Inc.	0.7%
Palantir Technologies, Inc.	0.6%
Advanced Micro Devices, Inc.	0.6%
Cisco Systems, Inc.	0.5%
Oracle Corp.	0.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000203937
Shareholder Report [Line Items]
Fund Name	VanEck Video Gaming and eSports ETF
Class Name	VanEck Video Gaming and eSports ETF
Trading Symbol	ESPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$24	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.55%	[27]
AssetsNet	$ 261,666,754
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 924,740
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$261,666,754 Number of Portfolio Holdings26 Portfolio Turnover Rate14% Management Fees Paid$924,740
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.3%
Information Technology		7.0%
Consumer Discretionary		13.7%
Communication Services		79.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nintendo Co. Ltd.	7.6%
Tencent Holdings Ltd.	7.4%
NetEase, Inc.	7.1%
Electronic Arts, Inc.	6.9%
Roblox Corp.	5.9%
Take-Two Interactive Software, Inc.	5.4%
Unity Software, Inc.	5.1%
Aristocrat Leisure Ltd.	5.0%
International Games System Co. Ltd.	4.9%
Capcom Co. Ltd.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

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